Income taxes - Tax effects of the significant components of temporary differences (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Accounts receivable	$ 2,637	$ 1,550
Accrued expenses	24,121	4,078
Deferred revenue	5,171	11,956
Other assets	32,302	14,561
Unrealized gain/loss	679	208
Fixed assets, net	0	6,237
Debt issuance costs	16,980	14,879
Lease liabilities	13,442	0
Goodwill	73,827	123,175
Operating losses and tax attributes	533,339	368,670
Total deferred tax assets	702,498	545,314
Valuation allowances	(546,770)	(367,962)	$ (173,259)	$ (133,856)
Net deferred tax assets	155,728	177,352
Other identifiable intangible assets, net	(407,944)	(442,275)
Other liabilities	(69,071)	(72,210)
Right of Use Assets	(9,342)	0
Fixed assets, net	(21,493)	0
Total deferred tax liabilities	(507,850)	(514,485)
Net deferred tax liabilities	$ (352,122)	$ (337,133)